TAXES (Details - Deferred taxes) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Loss carried forward to future years*	$ 1,928,466	$ 182,519
Property, plant and equipment	57,257	44,497
Deferred financing costs	619,125	3,428
Lease liability	183,097	253,996
Intangible assets		42,416
Valuation allowance	(573,354)	(250,313)
Total deferred tax assets	2,214,591	276,543
Deferred tax liabilities:
Intangible assets	(225,060)	(214,999)
Deferred financing costs	0	(50,574)
Property, plant and equipment	(1,252,942)	(736)
Right of use assets	(183,097)	(253,996)
Total deferred tax liabilities	(1,661,099)	(520,305)
Deferred tax assets	778,552	0
Deferred tax liabilities, net	$ (225,060)	$ (243,762)